Stock-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 53.01	$ 48.50	$ 44.24	$ 45.68
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	35,523,057	41,658,033	48,256,847
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 52.66	$ 48.23	$ 43.14
Awards granted under Stock appreciation rights only
Awards granted during the period (in shares)	2,722,689	7,125,210	6,260,647
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 36.73	$ 22.31	$ 7.10
Intrinsic value of stock awards exercised	$ 618	$ 518	$ 77
Fair value of stock awards vested	96	124	213
Cash received from stock awards exercised	161	325	89
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted (in dollars per share)	$ 97.51	$ 53.35	$ 20.22
Fair value of stock awards vested	143	99	10
Weighted average remaining contractual life (in years)	1.0
Stock-based compensation expense, before tax (in dollars)	193	226	132
Income tax benefit corresponding to stock-based compensation expense	61	73	42
Stock-based compensation expense, before tax which are related to separations due to the streamlining of corporate structure		19
Cash tax benefits realized from stock awards exercised	235	188	26
Tax benefit recordable in APIC on reduction of future income taxes payable	34
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	50,372,991
Weighted Average Exercise Price (in dollars per share)	$ 53.01
Aggregate Intrinsic Value outstanding	1,910
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	35,523,057
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 52.66
Aggregate Intrinsic Value of Stock awards exercisable	1,358
Exercise Price Range 22.17 To 26.03 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 22.17
Exercise Price Range 22.17 To 26.03 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 26.03
Exercise Price Range 22.17 To 26.03 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,058,743
Weighted Average Remaining Contractual Life outstanding (in Years)	6.14
Weighted Average Exercise Price (in dollars per share)	$ 22.66
Aggregate Intrinsic Value outstanding	482
Exercise Price Range 22.17 To 26.03 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	1,799,303
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.13
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 24.11
Aggregate Intrinsic Value of Stock awards exercisable	120
Exercise Price Range 27.14 To 38.63 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 27.14
Exercise Price Range 27.14 To 38.63 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 38.63
Exercise Price Range 27.14 To 38.63 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	9,867,938
Weighted Average Remaining Contractual Life outstanding (in Years)	2.10
Weighted Average Exercise Price (in dollars per share)	$ 34.79
Aggregate Intrinsic Value outstanding	554
Exercise Price Range 27.14 To 38.63 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,867,938
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	2.10
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 34.79
Aggregate Intrinsic Value of Stock awards exercisable	554
Exercise Price Range 40.64 To 45.64 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 40.64
Exercise Price Range 40.64 To 45.64 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 45.64
Exercise Price Range 40.64 To 45.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,430,542
Weighted Average Remaining Contractual Life outstanding (in Years)	3.14
Weighted Average Exercise Price (in dollars per share)	$ 45.59
Aggregate Intrinsic Value outstanding	337
Exercise Price Range 40.64 To 45.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	7,430,542
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.14
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 45.59
Aggregate Intrinsic Value of Stock awards exercisable	337
Exercise Price Range 57.85 To 66.77 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 57.85
Exercise Price Range 57.85 To 66.77 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 66.77
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,142,739
Weighted Average Remaining Contractual Life outstanding (in Years)	7.17
Weighted Average Exercise Price (in dollars per share)	$ 59.60
Aggregate Intrinsic Value outstanding	349
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	4,441,851
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	5.65
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 62.24
Aggregate Intrinsic Value of Stock awards exercisable	127
Exercise Price Range 72.05 To 102.13 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 72.05
Exercise Price Range 72.05 To 102.13 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 102.13
Exercise Price Range 72.05 To 102.13 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	14,873,029
Weighted Average Remaining Contractual Life outstanding (in Years)	5.73
Weighted Average Exercise Price (in dollars per share)	$ 78.26
Aggregate Intrinsic Value outstanding	188
Exercise Price Range 72.05 To 102.13 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,983,423
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4.90
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 72.51
Aggregate Intrinsic Value of Stock awards exercisable	$ 220